Summary Of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Property Plant and Equipment Useful life
Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment	5 - 7 years
Other	3 - 5 years

Schedule of Product Information

	September 30, 2025	December 31, 2024
Customer A	—%	78%
Customer B	83%	—%

Schedules of Concentration of Risk
Customers with 10% or greater of the Company’s revenue for the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Customer A	—%	—%	36%	—%
Customer B	68%	—%	34%	—%
Customer C	—%	28%	—%	37%
Customer D	—%	18%	—%	18%
Customer E	—%	18%	—%	17%
Customer F	—%	11%	—%	10%
Customer G	—%	13%	—%	—%
Customer H	—%	12%	—%	—%